UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03870
Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2008
Date of reporting period: June 30, 2008
Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley U.S. Government Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended June 30, 2008

Total Return for the 6 Months Ended June 30, 2008

				Lehman	Lipper
				Brothers U.S.	General U.S.
				Government	Government
Class A	Class B	Class C	Class I+	Index[1]	Funds Index[2]
–4.10%	–4.18%	–4.39%	–3.98%	2.06%	1.11%

+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The fixed income market was tremendously volatile throughout the six-month reporting period. In the first quarter of 2008, credit and liquidity remained constrained, the housing market continued to weaken and fears of an economic recession emerged, all of which took a toll on investor confidence. As a result, investors shunned risky assets in favor of the relatively safe haven of high-quality government securities, fueling the performance of U.S. Treasuries while driving spreads in other sectors considerably wider.

The Federal Reserve (the “Fed”) stepped in several times during the quarter to help boost liquidity and the economy, reducing the target federal funds rates by 225 basis points while also taking the unprecedented steps of granting primary brokerage firms access to its discount window, loosening its collateral requirements, and extending loans of Treasury securities in exchange for lower quality, less liquid securities. In what was decidedly the biggest headline event, the Fed facilitated JPMorgan Chase’s purchase of troubled Bear Stearns — once the country’s fifth largest investment bank — in mid-March, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Early in the second quarter, market liquidity began to improve and investor appetite for risk returned, spurring a rebound in spread sector performance that lasted through mid-June. Citing the need to maintain a balance between supporting the economy while limiting inflationary pressures, the Fed held the target federal funds rate steady at 2.0 percent in June, where it had stood since the last rate cut in April. In the final weeks of the quarter, the market retreated again as investors paused to consider new credit concerns in the market as well as the possibility that the Fed might begin to raise rates in order to fight inflation. As a result, for the overall period Treasuries outperformed all other sectors of the fixed income market.

Performance Analysis

All share classes of Morgan Stanley U.S. Government Securities Trust underperformed the Lehman Brothers U.S. Government Index and the Lipper General U.S. Government Funds Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

The primary detractor from the Fund’s performance was a position in non-agency mortgage securities, which are not included in the Lehman Brothers U.S. Government Index. These securities are CMOs (collateralized mortgage obligations) backed by pools of option adjustable-rate mortgages (ARMs), also known as MTA (moving treasury average) floaters, made primarily to Alt-A borrowers — those who have relatively strong credit but are not considered “prime” borrowers. Unfortunately, as a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products widened during the period, hindering performance.

The Fund’s yield-curve positioning, however, was additive to performance. We positioned the portfolio to benefit from a decline in interest rates by maintaining a relatively longer duration.* In January, rates did fall as anticipated and subsequently, we reduced the duration of the portfolio.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

PORTFOLIO COMPOSITION++ as of 06/30/08
U.S. Government Agencies & Obligations	36.4%
Mortgage-Backed Securities	35.6
Collateralized Mortgage Obligations	19.2
Short-Term Investments	7.4
Foreign Government Obligation	1.3
Call Options Purchased	0.1

++ Does not include open long/short futures contracts with an underlying face value of $983,558,628 with net unrealized depreciation of $991,835. Also does not include open swap contracts with net unrealized appreciation of $11,637,771.

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Portfolio composition is as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its net assets in U.S. Government securities. In making investment decisions, the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate trends and other factors. The Fund is not limited as to the maturities of the U.S. Government securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2008

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 06/29/84)		(since 07/28/97)		(since 07/28/97)
Symbol	USGAX		USGBX		USGCX		USGDX
1 Year	0.73%[3]		0.78%[3]		0.26%[3]		0.99%[3]
	(3.55	) [4]	(4.05	) [4]	(0.71	) [4]	—

5 Years	2.17	[3]	2.25	[3]	1.62	[3]	2.41	[3]
	1.28	[4]	1.92	[4]	1.62	[4]	—

10 Years	4.42	[3]	4.35	[3]	3.87	[3]	4.63	[3]
	3.97	[4]	4.35	[4]	3.87	[4]	—

Since Inception	4.69	[3]	6.57	[3]	4.21	[3]	4.93	[3]
	4.28	[4]	6.57	[4]	4.21	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 4.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See “Conversion Feature” for Class B shares in “Share Class Arrangements” of the Prospectus for more information.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I (formerly Class D) has no sales charge.

(1)	The Lehman Brothers U.S. Government Index is a broad-based measure of U.S. government and Treasury securities. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper General U.S. Government Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/08 – 06/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period @
	Account Value	Account Value	01/01/08 –
	01/01/08	06/30/08	06/30/08
Class A
Actual (−4.10% return)	$1,000.00	$959.00	$4.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.54	$4.37
Class B
Actual (−4.18% return)	$1,000.00	$958.20	$4.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.59	$4.32
Class C
Actual (−4.39% return)	$1,000.00	$956.10	$6.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.00	$6.92
Class I @@
Actual (−3.98% return)	$1,000.00	$960.20	$3.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.73	$3.17

@	Expenses are equal to the Fund’s annualized expense ratios of 0.87%, 0.86%, 1.38% and 0.63% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.88%, 0.87%, 1.39% and 0.64% for Class A, Class B, Class C and Class I shares, respectively. Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue the waiver in the future.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (“soft dollars”). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited)

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE		VALUE

	U.S. Government Agencies & Obligations (45.6%)
	Federal Home Loan Mortgage Corp.
$10,400	04/15/09	3	.00%	$10,414,654
80,000	01/15/12	5.75		84,982,160
	Federal National Mortgage Assoc.
80,000	03/15/12	6.125		86,069,360
1,350	06/15/10	7.125		1,450,340
1,550	01/15/10	7.25		1,649,116
	Tennessee Valley Authority
2,235	05/01/30	7.125		2,789,624
	Housing Urban Development Series 99-A
18,800	08/01/10	6.06		18,850,177
15,290	08/01/11	6.16		15,329,356
	U.S. Treasury Bonds
15,000	02/15/36	4.50		14,898,060
20,500	02/15/31	5.375		22,783,844
31,500	08/15/27	6.375		38,597,360
102,500	02/15/27	6.625		128,509,478
72,965	08/15/20	8.75		102,840,811
4,750	02/15/15	11.25		6,875,255
	U.S. Treasury Notes
48,500	11/15/09	3.50		49,272,993
205,190	02/15/13	3.875		210,383,974
35,000	08/15/08	4.125		35,109,410
4,000	11/15/15	4.50		4,213,752

	Total U.S. Government Agencies & Obligations (Cost $814,494,131)			835,019,724

	Mortgage-Backed Securities (44.6%)
	Federal Home Loan Mortgage Corp. (0.0%)
304	01/01/19 – 2/01/19	9.50		337,595
364	10/01/09 – 08/01/20	10.00		411,260
130	09/01/14 – 05/01/19	10.50		148,351

				897,206

	Federal Home Loan Mortgage Corp. (ARM) (0.0%)
266	07/01/34	5.395		269,767
669	08/01/34	6.006		684,371

				954,138

	Federal Home Loan Mortgage Corp. Gold (11.9%)
102,825	(a)	5.00		98,535,244
52,800	(a)	5.50		52,016,237

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE		VALUE

$62,700	(a)	6	.50%	$64,629,969
332	03/01/29 – 02/01/33	6.50		345,675
1,335	10/01/26 – 05/31/33	7.50		1,441,337
217	12/01/30 – 02/01/31	8.00		234,969

				217,203,431

	Federal National Mortgage Assoc. (14.7%)
	01/01/08	3.92
57,575	(a)	5.00		55,191,050
170,850	(a)	5.50		168,420,684
19,900	(a)	6.50		20,487,667
2,429	06/01/29 – 02/01/33	6.50		2,523,163
13,800	(a)	7.00		14,468,444
3,739	10/01/13 – 07/01/34	7.00		3,957,417
2,286	01/01/22 – 09/01/35	7.50		2,466,073
1,598	12/01/21 – 02/01/32	8.00		1,733,275
192	07/01/24 – 05/01/25	8.50		210,925
22	01/01/15 – 03/01/21	9.00		24,102
20	03/01/20 – 05/01/20	9.50		22,390

				269,505,190

	Federal National Mortgage Assoc. (ARM) (4.6%)
37	06/01/34	3.966		37,653
1,283	02/01/34	4.572		1,304,714
4,428	01/01/35	4.977		4,514,585
224	07/01/34	5.142		223,254
4,600	01/01/36	5.766		4,712,217
4,501	12/01/36	5.772		4,609,825
1,789	03/01/36	5.783		18,274,772
16,871	12/01/35	5.819		17,242,602
1,873	03/01/36	5.872		1,914,562
242	10/01/34	6.105		243,424
1,304	03/01/36	6.143		1,323,248
1,234	05/01/36	6.173		1,251,628
335	10/01/34	6.183		338,777
1,398	07/01/36	6.193		1,416,910
175	09/01/34	6.221		177,609
1,747	05/01/36	6.247		1,773,044
3,882	04/01/36	6.248		3,977,107
13,835	05/01/36	6.257		14,215,308
1,891	07/01/36	6.286		1,923,173
2,438	04/01/36	6.302		2,482,340
1,047	08/01/36	6.304		1,066,421

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE		VALUE

$76,962	12/01/32	6.364%		$77,744
963	03/01/36	6.591		988,127

				84,089,044

	Government National Mortgage Assoc. (10.1%)
13,932	03/15/26 – 09/15/34	6.00		14,214,056
21,289	03/15/14 – 07/15/31	6.50		22,112,982
56,291	11/15/17 – 03/15/27	7.00		60,107,827
42,551	10/15/16 – 03/15/33	7.50		45,760,551
6,542	06/15/16 – 02/15/31	8.00		7,148,664
11,716	05/15/16 – 11/15/24	8.50		12,892,238
8,171	10/15/08 – 02/15/25	9.00		8,928,992
5,150	08/15/16 – 12/15/20	9.50		5,693,953
6,461	11/15/09 – 08/15/20	10.00		7,246,123
29	06/15/10 – 01/15/15	12.50		33,031

				184,138,417

	Government National Mortgage Assoc. II (3.3%)
11,598	04/20/35	4.00		11,559,856
11,643	11/20/33	4.50		11,509,429
24,749	05/20/34 – 12/20/34	4.75		24,895,642
1,132	02/20/32 – 04/20/36	5.00		1,139,257
179	04/20/36	5.50		180,732
6,308	09/20/34	6.00		6,410,119
198	06/20/32	6.375		200,129
2,493	01/20/24 – 05/20/29	6.50		2,587,955
1,408	03/20/26 – 04/20/29	7.00		1,498,568
35	11/20/29	7.50		37,260

				60,018,947

	Government National Mortgage Assoc. GPM (0.0%)
290	09/15/13 – 07/15/15	12.25		331,754

	Total Mortgage-Backed Securities (Cost $805,466,905)			817,138,127

	Collateralized Mortgage Obligations (24.1%)
	U.S. Government Agencies (12.0%)
	Fannie Mae
1,328	2002-77 FH 12/18/32	2	.881(e)	1,321,248
1,730	2006-28 1A1 03/25/36	2	.593(e)	1,694,902
22,011	2006-28 1P 03/25/36 (IO)	3	.26 (e)	591,546
151,757	2006-59 IP 07/25/36 (IO)	3	.729(e)	5,359,918
4,618	2006-118 A1 12/25/36	2	.534(e)	4,463,102
2,922	2006-118 A2 12/25/36	2	.543(e)	2,819,549
82,920	2007-54 EF 06/25/37	2	.733(e)	80,666,264

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE		VALUE

$865	Grantor Trust 2004-T5 A11 05/28/35	3	.365(e)%	$731,230
79	Grantor Trust 2004-T5 A13 05/28/35	3	.376(e)	76,920
917	Whole Loan 2004-W1 1A4 11/25/43	5.50		919,475
1,306	Whole Loan 2005-W2 A1 05/25/35	5.50		1,235,983
	Freddie Mac
18,000	1695 EG 03/15/24	3	.55 (e)	17,940,049
1,844	2338 FN 08/15/28	2	.971(e)	1,837,939
1,299	2778 FV 03/15/34	3	.071(e)	1,291,654
9,483	3216 MA (PAC) 04/15/27	6.00		9,707,817
4,642	3232 KF 10/15/36	2	.921(e)	4,542,077
17,761	3311 DF 05/15/37	2	.811(e)	17,278,133
1,109	Whole Loan 2005-S001 2A2 09/25/45	2	.633(e)	1,091,396
	Government National Mortgage Assoc.
436	1999-44 FP (PAC) 06/16/27	2	.871(e)	435,611
1,887	2002-55 PD (PAC) 09/20/31	6.00		1,917,056
23,710	2002-23 PE (PAC) 04/16/32	6.50		24,780,234
4,965	2005-37 IO 11/16/32 (IO)	5.50		405,147
37,317	2006-24 PA (PAC) 10/20/35	5.50		38,111,621

				219,218,871

	Private Issues (12.1%)
	American Home Mortgage Assets
15,485	2006-2 2A2 09/25/46	2	.713(e)	8,372,683
12,090	2006-3 3A2 10/25/46	2	.743(e)	8,100,473
9,213	2007-2 A2A 03/25/47	2	.648(e)	6,140,559
	American Home Mortgage Investment Trust
18,840	2006-3 12A1 12/25/46	2	.673(e)	13,518,793
11,573	2007-1 GA2 05/25/47	2	.633(e)	6,630,884
	Bear Stearns Mortgage Funding Trust
10,148	2006-AR2 1A1 09/25/36	2	.593(e)	7,286,027
1,895	2007-AR1 1A2 01/25/37	2	.693(e)	951,468
2,582	2007-AR2 A2 03/25/37	2	.593(e)	1,291,120
14,392	2007-AR3 1A1 03/25/37	2	.533(e)	10,305,899
	Countrywide Alternative Loan Trust
11,619	2005-81 A2 02/25/37	2	.743(e)	6,760,397
17,194	2006-OA1 1A1 03/20/46	2	.692(e)	12,077,883
1,958	2006-OA2 A3 05/20/46	2	.751(e)	1,053,039
17,122	2006-OA8 1A2 07/25/46	2	.623(e)	9,392,532
1,872	2006-OA10 2A2 08/25/46	2	.713(e)	1,037,901
19,844	2006-OA12 A2 09/20/46	2	.692(e)	12,219,989
9,685	2006-OA22 A1 02/25/47	2	.553(e)	6,810,931

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE		VALUE

$13,291	2006-OA22 A2 02/25/47	2	.693(e)%	$7,789,955
19,647	2007-OA3 1A2 04/25/47	2	.573(e)	10,781,036
	Deutsche Alternative Securities Inc Mortgage LLC
17,859	2007-OA1 A1 02/25/47	2	.543(e)	12,508,949
	GreenPoint Mortgage Funding Trust
1,937	2006-OH1 A2 01/25/37	2	.713(e)	1,034,783
21,478	2007-AR1 2A1A 03/25/47	2	.683(e)	15,094,573
	Harborview Mortgage Loan Trust
4,708	2005-8 1A2A 09/19/35	2	.813(e)	3,528,461
11,354	2006-10 2A1B 11/19/36	2	.723(e)	6,112,888
2,655	2006-14 2A1A 03/19/38	2	.633(e)	1,864,408
20,352	2006-14 2A1B 03/19/38	2	.683(e)	11,424,962
1,589	2007-1 2A1B 04/19/38	2	.663(e)	855,799
	Luminent Mortgage Trust
1,710	2006-4 A1B 05/25/46	2	.713(e)	1,001,071
19,807	2006-7 2A2 12/25/36	2	.703(e)	10,983,002
	Residential Accredit Loans, Inc
10,700	2006-QH1 A2 12/25/36	2	.713(e)	5,802,149
2,350	2007-QH1 A2 02/25/37	2	.673(e)	1,233,025
5,743	2007-QO4 A3 05/25/47	5	.165(e)	2,133,707
	Structured Asset Mortgage Investments, Inc.
19,214	2007-AR1 1A2 01/25/37	2	.593(e)	10,756,940
2,306	2007-AR1 2A2 01/25/37	2	.693(e)	1,328,465
2,307	2007-AR2 1A2 02/25/37	2	.673(e)	1,266,671
	WAMU Mortgage Pass-through Certificates
1,820	2007-OA1 A1B 02/25/47	2	.683(e)	1,260,921
2,332	2007-OA1 CA1B 12/25/46	2	.683(e)	1,296,241
62,031	2007-OA2 1XPP 03/25/47 (IO)	1	.243(e)	1,008,001

				221,016,585

	Total Collateralized Mortgage Obligations (Cost $572,714,861)			440,235,456

	Foreign Government Obligation (1.6%)
29,130	Egypt Government AID Bond 09/15/15 (Cost $28,581,656)	4.45		29,423,426

NUMBER OF
CONTRACTS

	Call Options Purchased (0.2%)
3,684	90 day Euro$ Futures September/2009 @96.75
	(Cost $3,187,213)			3,384,675

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE	VALUE

	Short-Term Investments (9.3%)
	U.S. Government Obligations (b) (c) (0.7%)
	U.S. Treasury Bills
$8,435	10/09/08	1.545%	$8,398,800
300	10/09/08	1.585	298,679
300	10/09/08	1.791	298,508
270	10/09/08	1.912	268,566
2,100	10/09/08	1.95	2,088,625
500	10/09/08	1.97	497,264
950	10/09/08	1.995	944,736

	Total U.S. Government Obligations (Cost $12,795,178)		12,795,178

NUMBER OF
SHARES (000)

	Investment Company (d) (f) (8.6%)
	Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class
157,253	(Cost $157,252,931)		157,252,931

	Total Short-Term Investments (Cost $170,048,109)		170,048,109

	Total Investments (Cost $2,394,492,875) (g) (h)	125.4%	2,295,249,517

	Liabilities In Excess of Other Assets	(25.3)	(462,695,073)
	Total Written Options Outstanding (premium received $1,832,237)	(0.1)	(2,049,225)

	Net Assets	100.0%	$1,830,505,219

ARM	Adjustable rate mortgage.
GPM	Graduated payment mortgage.
IO	Interest only securities.
PAC	Planned amortization class.
(a)	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(b)	All or a portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $5,147,341.
(c)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(d)	May include cash designated as collateral in connection with open swap contracts.
(e)	Floating rate security, rate shown is the rate in effect at June 30, 2008.
(f)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class.
(g)	Securities have been designated as collateral in an amount equal to $1,288,016,085 in connection with securities purchased on a forward commitment basis, open futures and swap contracts.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $31,517,539 and the aggregate gross unrealized depreciation is $130,760,897 resulting in net unrealized depreciation of $99,243,358.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

Futures Contracts Open at June 30, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

563	Long	U.S. Treasury Notes 2 Year, September 2008	$118,907,357	$97,780
380	Long	Swap Future 5 Year, September 2008	40,778,750	622,638
9	Short	90 Day Euro$ June 2010	(2,150,438)	(8,912)
28	Short	90 Day Euro$ March 2010	(6,702,150)	(34,727)
82	Short	90 Day Euro$ December 2009	(19,666,675)	(141,917)
86	Short	90 Day Euro$ September 2009	(20,686,225)	6,833
86	Short	90 Day Euro$ June 2009	(20,741,050)	(221,056)
91	Short	90 Day Euro$ March 2009	(21,994,700)	(257,138)
100	Short	90 Day Euro$ December 2008	(24,205,000)	(303,504)
105	Short	90 Day Euro$ September 2008	(25,480,875)	(384,168)
384	Short	U.S. Treasury Bonds 20 Year, September 2008	(44,388,000)	(31,321)
1,399	Short	U.S. Treasury Notes 10 Year, September 2008	(159,376,710)	(319,230)
4,328	Short	U.S. Treasury Notes 5 Year, September 2008	(478,480,698)	(17,113)

		Net Unrealized Depreciation		$(991,835)

Call Options Written at June 30, 2008:

NUMBER OF		EXERCISE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE

3,684	Call options on 90 day Euro$ Futures	$97.25	September 2009	$1,832,237	$2,049,225

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

Interest Rate Swap Contracts Open at June 30, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)

Bank of America N.A. New York	$132,100	Fixed Rate 4.148%	Floating Rate 2.677#%	June 9, 2013	$(631,438)
Bank of America N.A. New York	45,407	Fixed Rate 5.37	Floating Rate 3.08#	February 12, 2018	316,487
Bank of America N.A. New York	70,290	Fixed Rate 5.593	Floating Rate 0.00#	February 19, 2018	1,046,618
Bank of America N.A. New York	38,430	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	(166,018)
Bank of America N.A. New York	28,275	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	(210,083)
Citibank N.A. New York	2,500	Fixed Rate 3.861	Floating Rate 2.734#	May 19, 2013	(42,525)
Citibank N.A. New York	82,500	Fixed Rate 5.338	Floating Rate 2.638#	May 24, 2017	4,356,825
Citibank N.A. New York	19,000	Fixed Rate 5.228	Floating Rate 2.655#	September 27, 2017	843,220
Deutsche Bank AG, New York	648,990	Fixed Rate 2.075	Floating Rate 0.00##	June 17, 2009	(1,258,392)
Goldman Sachs Group Inc.	83,000	Fixed Rate 5.341	Floating Rate 2.638#	May 24, 2017	4,401,490
Goldman Sachs Group Inc.	71,075	Fixed Rate 5.565	Floating Rate 0.00#	February 27, 2018	982,257
Goldman Sachs Group Inc.	140,035	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	2,260,165
JPMorgan Chase Bank N.A. New York	114,500	Fixed Rate 4.07	Floating Rate 2.72#	May 16, 2013	(910,275)
JPMorgan Chase Bank N.A. New York	50,000	Fixed Rate 4.427	Floating Rate 2.786#	June 12, 2013	372,000
JPMorgan Chase Bank N.A. New York	17,900	Fixed Rate 5.359	Floating Rate 2.638#	May 23, 2017	972,686
JPMorgan Chase Bank N.A. New York	74,000	Fixed Rate 5.065	Floating Rate 2.691#	September 11, 2017	2,389,460
Merrill Lynch & Co Inc.	37,725	Fixed Rate 5.00	Floating Rate 0.00#	April 15, 2018	(256,907)
Bank of America N.A. New York	58,320	Floating Rate 3.08#	Fixed Rate 5.815	February 12, 2023	(727,251)
Bank of America N.A. New York	90,725	Floating Rate 0.00#	Fixed Rate 6.03	February 19, 2023	(1,668,433)
Bank of America N.A. New York	49,220	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(138,308)
Bank of America N.A. New York	33,015	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	(11,225)
Deutsche Bank AG, New York	648,990	Floating Rate 0.00#	Fixed Rate 2.41	June 17, 2009	1,514,094
Goldman Sachs Group Inc.	91,215	Floating Rate 0.00#	Fixed Rate 5.96	February 27, 2023	(1,498,662)
Goldman Sachs International	179,670	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(3,323,895)
JPMorgan Chase Bank N.A. New York	145,400	Floating Rate 2.873#	Fixed Rate 4.408	May 1, 2018	3,060,670
Merrill Lynch & Co Inc.	46,385	Floating Rate 0.00#	Fixed Rate 5.395	April 15, 2023	(34,789)

	Net Unrealized Appreciation				$11,637,771

#	Floating rate represents USD-3 Months LIBOR.
##	Floating rate represents USD-1 Day OIS.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Financial Statements

Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $2,237,239,944)	$2,137,996,586
Investment in affiliate, at value (cost $157,252,931)	157,252,931
Unrealized appreciation on open swap contracts	22,515,972
Cash	739,356
Receivable for:
Interest	18,748,739
Periodic interest on open swap contracts	4,157,416
Shares of beneficial interest sold	885,224
Principal paydowns	711,491
Dividends from affiliate	350,154
Prepaid expenses and other assets	293,556
Receivable from Distributor	1,226,278

Total Assets	2,344,877,703

Liabilities:
Unrealized depreciation on open swap contracts	10,878,201
Written options outstanding, at value (premium received $1,832,237)	2,049,225
Payable for:
Investments purchased	474,617,470
Shares of beneficial interest redeemed	5,796,961
Periodic interest on open swap contracts	2,974,367
Distribution fee	924,442
Dividends to shareholders	679,443
Investment advisory fee	593,299
Variation margin	462,488
Transfer agent fee	363,020
Administration fee	125,787
Swap contracts collateral due to brokers	14,410,000
Accrued expenses and other payables	497,781

Total Liabilities	514,372,484

Net Assets	$1,830,505,219

Composition of Net Assets:
Paid-in-capital	$2,024,724,636
Net unrealized depreciation	(88,814,410)
Dividends in excess of net investment income	(19,075,329)
Accumulated net realized loss	(86,329,678)

Net Assets	$1,830,505,219

Class A Shares:
Net Assets	$177,289,655
Shares Outstanding (unlimited authorized, $.01 par value)	20,738,412
Net Asset Value Per Share	$8.55

Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.93

Class B Shares:
Net Assets	$1,332,079,549
Shares Outstanding (unlimited authorized, $.01 par value)	155,723,599
Net Asset Value Per Share	$8.55

Class C Shares:
Net Assets	$43,294,859
Shares Outstanding (unlimited authorized, $.01 par value)	5,020,684
Net Asset Value Per Share	$8.62

Class I Shares:@@
Net Assets	$277,841,156
Shares Outstanding (unlimited authorized, $.01 par value)	32,461,523
Net Asset Value Per Share	$8.56

@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Financial Statements continued

Statement of Operations
For the six months ended June 30, 2008 (unaudited)

Net Investment Income:
Income
Interest	$42,523,848
Dividends from affiliate	3,307,851

Total Income	45,831,699

Expenses
Investment advisory fee	4,017,931
Distribution fee (Class A shares)	233,649
Distribution fee (Class B shares)	1,677,503
Distribution fee (Class C shares)	178,263
Transfer agent fees and expenses	942,374
Administration fee	803,048
Custodian fees	248,283
Shareholder reports and notices	206,194
Professional fees	43,010
Registration fees	30,808
Trustees’ fees and expenses	20,080
Other	178,400

Total Expenses	8,579,543
Less: expense offset	(4,444)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(122,216)

Net Expenses	8,452,883

Net Investment Income	37,378,816

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	2,679,960
Futures contracts	(5,734,899)
Swap contracts	11,985,086

Net Realized Gain	8,930,147

Change in Unrealized Appreciation/Depreciation on:
Investments	(120,301,299)
Option contracts	(19,526)
Futures contracts	454,816
Swap contracts	(8,437,273)

Net Change in Unrealized Appreciation/Depreciation	(128,303,282)

Net Loss	(119,373,135)

Net Decrease	$(81,994,319)

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JUNE 30, 2008	DECEMBER 31, 2007
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$37,378,816	$99,514,978
Net realized gain	8,930,147	9,940,929
Net change in unrealized appreciation/depreciation	(128,303,282)	18,477,375

Net increase (decrease)	(81,994,319)	127,933,282

Dividends to Shareholders from Net Investment Income:
Class A shares	(3,798,312)	(26,520,796)
Class B shares	(29,568,698)	(60,454,880)
Class C shares	(818,740)	(2,018,526)
Class I shares @@	(6,269,939)	(16,998,466)

Total Dividends	(40,455,689)	(105,992,668)

Net decrease from transactions in shares of beneficial interest	(171,634,561)	(198,787,744)

Net Decrease	(294,084,569)	(176,847,130)
Net Assets:
Beginning of period	2,124,589,788	2,301,436,918

End of Period (Including dividends in excess of net investment income of $19,075,329 and $15,998,456, respectively)	$1,830,505,219	$2,124,589,788

@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley U.S. Government Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received and paid are accrued daily and recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as an assets/liabilities on the Fund’s books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

F. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, forgoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in written options for the six months ended June 30, 2008 were as follows:

NUMBER OF
	CONTRACTS	PREMIUM
Options written, outstanding at beginning of the period	—	—
Options written	3,684	$1,832,237
Options closed	—	—
Options exercised	—	—
Options expired	—	—

Options written, outstanding at end of the period	3,684	$1,832,237

G. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes on June 27, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund’s net assets determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C – up to 0.75% of the average daily net assets of Class C shares.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expense at June 30, 2008.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future. For the six months ended June 30, 2008, the distribution fee was accrued for Class B shares at the annual rate of 0.23%.

At June 30, 2008, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of June 30, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $224, $336,831 and $14,293, respectively and received $81,501 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

Institutional Liquidity Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class. For the six months ended June 30, 2008, advisory fees paid were reduced by $122,216 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $3,307,851 for the six months ended June 30, 2008. During the six months ended June 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class aggregated $554,789,628 and $574,786,542, respectively.

The costs of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended June 30, 2008 were $3,507,070,246 and $3,700,751,233, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $3,014. At June 30, 2008, the Fund had an accrued pension liability of $49,346 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments
To hedge against adverse interest rate and market risks on portfolio position or anticipated positions in U.S. Government securities, the Fund may enter into interest rate, swap and Eurodollar futures contracts (“futures contracts”).

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by subprime borrowers.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	JUNE 30, 2008		DECEMBER 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,032,767	$25,615,380	4,806,808	$42,794,541
Conversion to Class B	—	—	(130,301,241)	(1,168,869,531)
Reinvestment of dividends	412,644	5,410,739	2,090,744	18,762,821
Redeemed	(4,030,620)	(35,643,897)	(15,952,254)	(143,286,955)

Net decrease – Class A	(585,209)	(4,617,778)	(139,355,943)	(1,250,599,124)

CLASS B SHARES
Sold	2,515,819	22,676,927	3,406,176	30,962,945
Conversion from Class A	—	—	130,156,148	1,168,869,531
Reinvestment of dividends	2,933,692	25,928,636	4,132,783	37,134,043
Redeemed	(21,922,488)	(193,539,840)	(30,929,100)	(277,627,222)

Net increase (decrease) – Class B	(16,472,977)	(144,934,277)	106,766,007	959,339,297

CLASS C SHARES
Sold	622,490	5,709,461	568,227	5,152,902
Reinvestment of dividends	84,625	754,217	156,980	1,421,552
Redeemed	(883,293)	(7,842,109)	(1,445,101)	(13,067,462)

Net decrease – Class C	(176,178)	(1,378,431)	(719,894)	(6,493,008)

CLASS I SHARES @@
Sold	1,336,133	11,981,104	2,349,177	21,194,816
Shares issued in connection with the acquisition of Morgan Stanley Government Income Trust	—	—	34,045,541	306,511,820
Reinvestment of dividends	601,087	5,318,636	1,151,119	10,343,930
Redeemed	(4,268,672)	(38,003,815)	(26,920,417)	(239,085,475)

Net increase (decrease) – Class I	(2,331,452)	(20,704,075)	10,625,420	98,965,091

Net decrease in Fund	(19,565,816)	$(171,634,561)	(22,684,410)	$(198,787,744)

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2007, the Fund had temporary book/tax differences primarily attributable to post- October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), mark-to-market of open futures contracts, capital loss deferrals on straddles and book amortization of premiums on debt securities.

9. Fund Acquisition
On March 26, 2007, the Fund acquired all the net assets of Morgan Stanley Government Income Trust (“Government Income”) based on the respective valuations as of the close of business on March 23, 2007 pursuant to a Plan of Reorganization approved by the shareholders of Government Income on March 6, 2007. The acquisition was accomplished by a tax-free exchange of 34,045,541 Class D shares of the Fund at a net asset value of $9.00 per share for 31,785,256 shares of Government Income. The net assets of the Fund and Government Income immediately before the acquisition were $2,218,949,999 and $306,511,820 respectively, including unrealized appreciation of $677,937 for Government Income. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,525,461,819.

10. Fair Valuation Measurements
The Fund Adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT JUNE 30, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$2,291,864,842	$631,002,225	$1,660,862,617	—
Other Financial Instruments*	11,981,386	343,615	11,637,771	—

Total	$2,303,846,228	$631,345,840	$1,672,500,388	—

*	Other financial instruments include futures, options, and swap contracts.

11. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley U.S. Government Securities Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008			2007		2006	2005	2004	2003
	(unaudited)

Class A Shares

Selected Per Share Data:
Net asset value, beginning of period	$9.09			$8.98		$9.09	$9.15	$9.21	$9.41

Income (loss) from investment operations:
Net investment income	0.15			0.37		0.33	0.31	0.24	0.26
Net realized and unrealized gain (loss)	(0.51)			0.15		(0.07)	0.00	0.07	(0.12)

Total income (loss) from investment operations	(0.36)			0.52		0.26	0.31	0.31	0.14

Less dividends from net investment income	(0.18)			(0.41)		(0.37)	(0.37)	(0.37)	(0.34)

Net asset value, end of period	$8.55			$9.09		$8.98	$9.09	$9.15	$9.21

Total Return(1)	(4.10)		%(4)	5.99%		3.01%	3.47%	3.41%	1.48%

Ratios to Average Net Assets(2):
Total expenses (before expense offset)	0.87%(3	)(5)		0.91	%(3)	0.89%	0.87%	0.81%	0.76%
Net investment income	3.70%(3	)(5)		4.34	%(3)	3.88%	3.37%	2.94%	2.94%

Supplemental Data:
Net assets, end of period, in thousands	$177,290			$193,831		$1,442,660	$1,781,950	$240,835	$242,335
Portfolio turnover rate	153%(4)			179%		78%	182%	212%	153%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended June 30, 2008 and an effect of less than 0.005% for the period ended December 31, 2007.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008			2007		2006	2005	2004		2003
	(unaudited)

Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.10			$8.99		$9.10	$9.17	$9.23		$9.43

Income (loss) from investment operations:
Net investment income	0.16			0.37		0.35	0.32	0.25		0.26
Net realized and unrealized gain (loss)	(0.53)			0.16		(0.06)	(0.01)	0.07		(0.12)

Total income (loss) from investment operations	(0.37)			0.53		0.29	0.31	0.32		0.14

Less dividends from net investment income	(0.18)			(0.42)		(0.40)	(0.38)	(0.38)		(0.34)

Net asset value, end of period	$8.55			$9.10		$8.99	$9.10	$9.17		$9.23

Total Return(1)	(4.18)		%(4)	6.06%		3.28%	3.46%	3.52%		1.49%

Ratios to Average Net Assets(2):
Total expenses (before expense offset)	0.86%(3	)(5)		0.87	%(3)	0.64%	0.72%	0.70	%(6)	0.75	%(6)
Net investment income	3.71%(3	)(5)		4.38	%(3)	4.13%	3.52%	3.05	%(6)	2.95	%(6)

Supplemental Data:
Net assets, end of period, in thousands	$1,332,080			$1,566,484		$588,080	$783,193	$2,787,959		$3,461,241
Portfolio turnover rate	153%(4)			179%		78%	182%	212%		153%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended June 30, 2008 and an effect of less than 0.005% for the period ended December 31, 2007.
(4)	Not annualized.
(5)	Annualized.
(6)	If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED	RATIO	INCOME RATIO
December 31, 2004	0.93%	2.82%
December 31, 2003	1.32	2.38

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008			2007		2006	2005	2004	2003
	(unaudited)

Class C Shares

Selected Per Share Data:
Net asset value, beginning of period	$9.17			$9.06		$9.17	$9.23	$9.29	$9.49

Income (loss) from investment operations:
Net investment income	0.13			0.32		0.29	0.27	0.20	0.21
Net realized and unrealized gain (loss)	(0.53)			0.16		(0.07)	0.00	0.06	(0.12)

Total income (loss) from investment operations	(0.40)			0.48		0.22	0.27	0.26	0.09

Less dividends from net investment income	(0.15)			(0.37)		(0.33)	(0.33)	(0.32)	(0.29)

Net asset value, end of period	$8.62			$9.17		$9.06	$9.17	$9.23	$9.29

Total Return(1)	(4.39)		%(4)	5.45%		2.62%	2.87%	2.86%	0.93%

Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.38%(3	)(5)		1.42	%(3)	1.39%	1.33%	1.34%	1.32%
Net investment income	3.19%(3	)(5)		3.83	%(3)	3.38%	2.91%	2.41%	2.38%

Supplemental Data:
Net assets, end of period, in thousands	$43,295			$47,644		$53,582	$68,513	$80,342	$105,392
Portfolio turnover rate	153%(4)			179%		78%	182%	212%	153%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended June 30, 2008 and an effect of less than 0.005% for the period ended December 31, 2007.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008			2007	2006	2005	2004	2003
	(unaudited)

Class I Shares @@

Selected Per Share Data:
Net asset value, beginning of period	$9.10			$8.98	$9.09	$9.16	$9.22	$9.42

Income (loss) from investment operations:
Net investment income	0.17			0.39	0.35	0.32	0.26	0.28
Net realized and unrealized gain (loss)	(0.52)			0.16	(0.06)	0.00	0.07	(0.12)

Total income (loss) from investment operations	(0.35)			0.55	0.29	0.32	0.33	0.16

Less dividends from net investment income	(0.19)			(0.44)	(0.40)	(0.39)	(0.39)	(0.36)

Redemption fees	—			0.01	—	—	—	—

Net asset value, end of period	$8.56			$9.10	$8.98	$9.09	$9.16	$9.22

Total Return(1)	(3.98)		%(4)	6.37%	3.27%	3.59%	3.63%	1.67%

Ratios to Average Net Assets(2):
Total expenses (before expense offset)	0.63%(3	)(5)		0.67%(3)	0.64%	0.62%	0.59%	0.57%
Net investment income	3.94%(3	)(5)		4.58%(3)	4.13%	3.62%	3.16%	3.13%

Supplemental Data:
Net assets, end of period, in thousands	$277,841			$316,631	$217,115	$189,425	$224,169	$308,984
Portfolio turnover rate	153%(4)			179%	78%	182%	212%	153%

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended June 30, 2008 and an effect of less than 0.005% for the period ended December 31, 2007.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c) 2008 Morgan Stanley

INVESTMENT MANAGEMENT Morgan Stanley U.S. Government Securities Trust

USGSAN
IU08-04354P-Y06/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics – Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley U.S. Government Securities Trust
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008

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